PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant And Equipment, Gross	$ 246,204	$ 232,698
Accumulated Depreciation	(205,066)	(184,499)
Property And Equipment, Net	$ 41,138	48,199
Minimum [Member] | Equipment [Member]
Depreciable Lives	3 years
Maximum [Member] | Equipment [Member]
Depreciable Lives	10 years
Software
Property, Plant And Equipment, Gross	$ 72,834	72,834
Depreciable Lives	3 years
Equipment
Property, Plant And Equipment, Gross	$ 155,635	142,129
Furniture and Fixtures
Property, Plant And Equipment, Gross	$ 17,735	$ 17,735
Furniture and Fixtures | Minimum [Member]
Depreciable Lives	5 years
Furniture and Fixtures | Maximum [Member]
Depreciable Lives	7 years